SUBSEQUENT EVENTS (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 19, 2017 CAD ($)	Dec. 31, 2018 CAD ($) share Units $ / unit shares	Dec. 31, 2017 CAD ($) share
Statements [Line Items]
Proceeds from issuing other equity instruments	$ 10,051,451
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 1.45	$ 2.29	$ 1.45
Number of share options exercised in share-based payment arrangement | share		685,000	25,005
Weighted average exercise price of share options exercised in share-based payment arrangement		$ 0.16	$ 0.06
Proceeds from exercise of options		$ 109,600	$ 1,500
Private Placement With New COO [Member]
Statements [Line Items]
Number of units issued under private placement | Units		100,000
Price per units issued under private placements | $ / unit		2.92
Proceeds from issuing other equity instruments		$ 292,000
Weighted average exercise price of warrants granted in share-based payment arrangement		$ 4.03
Subsequent Events [Member]
Statements [Line Items]
Number of share options exercised in share-based payment arrangement | share		409,905
Number of shares cancelled and returned to treasury | shares		62,722
Proceeds from exercise of options		$ 452,812
Subsequent Event - Options exercised 1 [Member]
Statements [Line Items]
Number of share options exercised in share-based payment arrangement | share		165,000
Weighted average exercise price of share options exercised in share-based payment arrangement		$ 0.16
Proceeds from exercise of options		$ 26,400
Subsequent Event - Options exercised 2 [Member]
Statements [Line Items]
Number of share options exercised in share-based payment arrangement | share		40,000
Weighted average exercise price of share options exercised in share-based payment arrangement		$ 1.88
Proceeds from exercise of options		$ 75,200
Subsequent Event - Options exercised 3 [Member]
Statements [Line Items]
Number of share options exercised in share-based payment arrangement | share		127,405
Weighted average exercise price of share options exercised in share-based payment arrangement		$ 1.45
Proceeds from exercise of options		$ 184,737
Subsequent Event - Options exercised 4 [Member]
Statements [Line Items]
Number of share options exercised in share-based payment arrangement | share		40,000
Weighted average exercise price of share options exercised in share-based payment arrangement		$ 1.94
Proceeds from exercise of options		$ 77,600
Subsequent Event - Options exercised 5 [Member]
Statements [Line Items]
Number of share options exercised in share-based payment arrangement | share		37,500
Weighted average exercise price of share options exercised in share-based payment arrangement		$ 2.37
Proceeds from exercise of options		$ 88,875